Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Allowance for Loan Losses [Abstract]
Allowance for Loan Losses
6.	Allowance for Loan Losses

Activity in the allowance for loan losses for the years ended December 31, 2012, 2011 and 2010 are as follows:

	2012	2011	2010
Balance, beginning of period	$34,749	$753	$—
Provision for loan losses charged to expense	24,491	38,396	753
Loans charged off	(5,744)	(4,426)	—
Recoveries of loans previously charged off	3,766	26	—

Balance, end of period	$57,262	$34,749	$753

The following table presents the roll forward of the allowance for loan losses for the year ended December 31, 2012 by the class of loans against which the allowance is allocated:

	December 31, 2011	Provision	Net (Charge- offs)/Recovers	December 31, 2012
Non-owner occupied commercial real estate	$3,854	$(964)	$874	$3,764
Other commercial C&D	7,627	4,625	459	12,711
Multifamily commercial real estate	398	(56)	6	348
1-4 family residential C&D	921	810	(15)	1,716

Total commercial real estate	12,800	4,415	1,324	18,539
Owner occupied commercial real estate	5,454	(1,778)	379	4,055
Commercial and industrial	4,166	3,397	(73)	7,490

Total commercial	9,620	1,619	306	11,545
1-4 family residential	7,252	8,441	47	15,740
Home equity	2,711	7,605	(1,646)	8,670
Consumer	1,594	1,740	(1,252)	2,082

Total consumer	11,557	17,786	(2,851)	26,492
Other	772	671	(757)	686

Total	$34,749	$24,491	$(1,978)	$57,262

The following table presents the roll forward of the allowance for loan losses for the year ended December 31, 2011 by the class of loans against which the allowance is allocated:

	December 31, 2010	Provision	Net (Charge- offs)/Recovers	December 31, 2011
Non-owner occupied commercial real estate	$79	$3,775	$—	$3,854
Other commercial C&D	6	7,604	17	7,627
Multifamily commercial real estate	—	398	—	398
1-4 family residential C&D	19	902	—	921

Total commercial real estate	104	12,679	17	12,800
Owner occupied commercial real estate	70	5,384	—	5,454
Commercial and industrial	133	4,029	4	4,166

Total commercial	203	9,413	4	9,620
1-4 family residential	215	7,034	3	7,252
Home equity	33	7,050	(4,372)	2,711
Consumer	184	1,462	(52)	1,594

Total consumer	432	15,546	(4,421)	11,557
Other	14	758	—	772

Total	$753	$38,396	$(4,400)	$34,749

The following table presents the roll forward of the allowance for loan losses for the year ended December 31, 2010 by the class of loans against which the allowance is allocated:

	December 31, 2009	Provision	Net (Charge- offs)/Recovers	December 31, 2010
Non-owner occupied commercial real estate	$—	$79	$—	$79
Other commercial C&D	—	6	—	6
Multifamily commercial real estate	—	—	—	—
1-4 family residential C&D	—	19	—	19

Total commercial real estate	—	104	—	104
Owner occupied commercial real estate	—	70	—	70
Commercial and industrial	—	133	—	133

Total commercial	—	203	—	203
1-4 family residential	—	215	—	215
Home equity	—	33	—	33
Consumer	—	184	—	184

Total consumer	—	432	—	432
Other	—	14	—	14

Total	$—	$753	$—	$753

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by class of loans and by impairment evaluation method as of December 31, 2012:

	Allowance for Loan Losses			Loans
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Purchased Credit- Impaired	Individually Evaluated for Impairment	Collectively Evaluated for Impairment (1)	Purchased Credit- Impaired
Non-owner occupied commercial real estate	$—	$1,461	$2,303	$—	$181,065	$723,150
Other commercial C&D	—	1,810	10,901	—	55,967	360,002
Multifamily commercial real estate	—	129	219	—	27,078	57,760
1-4 family residential C&D	—	943	773	—	42,208	49,472

Total commercial real estate	—	4,343	14,196	—	306,318	1,190,384
Owner occupied commercial real estate	38	2,905	1,112	1,756	554,269	509,875
Commercial and industrial	—	5,920	1,570	—	454,575	220,932

Total commercial	38	8,825	2,682	1,756	1,008,844	720,807
1-4 family residential	—	1,915	13,825	3,153	246,420	577,708
Home equity	—	376	8,294		284,097	146,790
Consumer	—	1,568	514	—	108,512	28,294

Total consumer	—	3,859	22,633	3,153	639,029	752,792
Other	—	377	309	—	40,480	60,651

Total	$38	$17,404	$39,820	$4,909	$1,994,671	$2,724,634

(1)	Loans collectively evaluated for impairment include $250,573 of acquired home equity loans, $213,019 of commercial and agricultural loans and $79,134 of other consumer loans.

During 2012, one 1-4 family residential loan of $3,153 and two owner occupied commercial real estate loans of $1,756 were individually evaluated for impairment. The allowance for loan losses for one of the owner occupied commercial real estate loans was $38 during the twelve months ended December 31, 2012. No allowance for loan losses were recorded for the other two individually evaluated loans.

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and by impairment evaluation method as of December 31, 2011:

	Allowance for Loan Losses			Loans
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Purchased Credit- Impaired	Individually Evaluated for Impairment	Collectively Evaluated for Impairment (1)	Purchased Credit- Impaired
Non-owner occupied commercial real estate	$—	$453	$3,401	$—	$55,489	$848,425
Other commercial C&D	—	509	7,118	—	38,713	385,219
Multifamily commercial real estate	—	7	391	—	756	97,451
1-4 family residential C&D	—	444	476	—	33,286	52,692

Total commercial real estate	—	1,413	11,386	—	128,244	1,383,787
Owner occupied commercial real estate	—	3,022	2,432	—	286,385	616,431
Commercial and industrial	—	1,945	2,221	—	201,625	265,422

Total commercial	—	4,967	4,653	—	488,010	881,853
1-4 family residential	—	866	6,386	763	91,071	705,967
Home equity	—	163	2,548	—	215,336	168,432
Consumer	—	997	598	—	59,616	63,505

Total consumer	—	2,026	9,532	763	366,023	937,904
Other	—	26	746	—	9,653	85,480

Total	$—	$8,432	$26,317	$763	$991,930	$3,289,024

(1)	Loans collectively evaluated for impairment include $222,520 of acquired home equity loans, $5,939 of commercial and agricultural loans and $9,360 of other consumer loans which are presented net of unamortized purchase discounts of $16,013, $1,154, and $85, respectively.

During 2011, two 1-4 family residential loans totaling $763 were individually evaluated for impairment. No allowance for loan losses was recorded for such loans during the year ended December 31, 2011.